Dividends, textual (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012 item	Sep. 30, 2012 item	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Common Stock Dividends Per Share Cash Paid Quarterly	$ 0.05	$ 0.15
Number Of Quarters Of Dividend Payments	1	3
Dividends paid			$ 37,463	$ 41,782	$ 37,820